Nifty India Financials ETF

Schedule of Investments

July 31, 2022 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 100.4%

India — 100.4%
Financials — 100.4%
Axis Bank	40,712	$372,263
Bajaj Finance	4,598	418,205
Bajaj Finserv	2,237	424,690
Cholamandalam Investment and Finance	28,763	254,276
HDFC Asset Management	4,824	118,517
HDFC Bank	75,108	1,359,049
HDFC Life Insurance	46,483	325,775
Housing Development Finance	31,830	954,885
ICICI Bank	122,203	1,262,097
ICICI Lombard General Insurance	18,629	286,716
ICICI Prudential Life Insurance	28,317	197,780
Kotak Mahindra Bank	15,334	350,233
Muthoot Finance	7,906	106,294
Piramal Enterprises	9,751	217,758
Power Finance	84,751	123,981
REC	67,721	111,927
SBI Cards & Payment Services	18,581	220,186
SBI Life Insurance	23,916	390,567
Shriram Transport Finance	14,605	254,238
State Bank of India	56,240	374,892

Total Common Stock
(Cost $7,564,969)		8,124,329

Total Investments - 100.4%
(Cost $7,564,969)		$8,124,329

Percentages based on Net Assets of $8,093,583.

As of July 31, 2022, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

IND-QH-001-0400

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